UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
————————————
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
——————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 88.3%
	Banks - Commercial — 22.7%
27,500	Comerica, Inc.	$1,680,250
5,000	Commerce Bancorp, Inc.	169,650
35,000	KeyCorp	1,198,400
30,000	North Fork Bancorporation, Inc.	821,700
25,000	SunTrust Banks, Inc.	1,818,000
17,500	UnionBanCal Corp.	1,248,450

		6,936,450

	Banks - Money Centers — 13.2%
35,000	Bank of America Corp.	1,526,000
30,000	Citigroup, Inc.	1,305,000
14,000	U.S. Bancorp	420,840
16,000	Wachovia Corp.	806,080

		4,057,920

	Banks - Regional — 10.2%
12,000	Fifth Third Bancorp	517,200
38,000	National City Corp.	1,402,580
13,000	Old National Bancorp	282,750
14,000	Regions Financial Corp.	470,960
17,000	Susquehanna Bancshares, Inc.	455,940

		3,129,430

	Financial Services — 19.3%
12,000	Capital One Financial Corp.	990,000
37,000	CIT Group, Inc.	1,633,180
500	Countrywide Financial Corp.	18,000
11,000	Fannie Mae (Federal National Mortgage)	614,460
8,500	Freddie Mac (Federal Home Loan)	537,880
25,000	JP Morgan Chase & Co.	878,500
20,000	MBNA Corp.	503,200
5,500	Merrill Lynch & Company, Inc.	323,290
6,000	Morgan Stanley	318,300
900	The Goldman Sachs Group, Inc.	96,732

		5,913,542

	Insurance - Life — 0.4%
5,500	Conseco, Inc.*	119,955

	Insurance - Property/Casualty — 1.5%
11,000	The PMI Group, Inc.	450,450

	Savings and Loans - Savings Banks — 21.0%
69,000	Astoria Financial Corp.	1,927,860
30,500	Golden West Financial Corp.	1,986,160
61,000	Sovereign Bancorp, Inc.	1,463,390
9,000	Washington Mutual, Inc.	382,320
14,000	Webster Financial Corp.	674,800

		6,434,530

	Total Common Stocks (Cost $21,827,993)	27,042,277

PAR

	SHORT-TERM INVESTMENTS — 11.7%
	Repurchase Agreements — 4.5%
$1,384,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $1,384,369 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $1,412,171 (Cost $1,384,000)	1,384,000

	U.S. Government and Agency Obligations — 7.2%
2,200,000	Federal Home Loan Mortgage Corp. Discount Note, 3.08%**, due 8/1/05 (Cost $2,200,000)	2,200,000

	Total Short-Term Investments (Cost $3,584,000)	3,584,000

	Total Investments — 100.0% (Cost $25,411,993)	30,626,277
	Other Assets Less Liabilities — N.M.	10,468

	Net Assets — 100.0%	$30,636,745

*	Non-income producing security
**	This issue shows the rate of discount at time of purchase.
N.M.	Not Meaningful

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 85.8%
	Banks - Commercial — 3.9%
40,000	Beach First National Bancshares, Inc.*	$811,960
19,499	Preferred Bank	818,568
398,000	Provident Financial Services, Inc.	7,028,680
364,810	Taylor Capital Group, Inc.	13,362,990

		22,022,198

	Banks - Regional — 3.5%
792,895	Bank Mutual Corp.	8,773,383
31,059	City Holding Co.	1,191,113
79,800	Hanmi Financial Corp.	1,516,200
305,000	NewAlliance Bancshares, Inc.	4,407,250
135,118	Partners Trust Financial Group, Inc.	1,606,553
26,500	Southwest Bancorp, Inc.	608,175
7,000	The South Financial Group, Inc.	202,720
40,000	Western Alliance Bancorp.*	1,236,000

		19,541,394

	Consumer Finance — 3.0%
61,569	Advanta Corp., Class B	1,841,529
211,000	AmeriCredit Corp.*	5,637,920
342,822	ASTA Funding, Inc.	9,170,488
10,000	The First Marblehead Corp.*	347,500

		16,997,437

	Insurance - Life — 0.9%
60,000	StanCorp Financial Group, Inc.	5,180,400

	Investment Services — N.M.
5,000	Archipelago Holdings, Inc.*	202,000

	REITs - Mortgage — 3.3%
5,000	Aames Investment Corp.	46,200
150,000	Anworth Mortgage Asset Corp.	1,410,000
25,000	Fieldstone Investment Corp.	366,000
141,700	Government Properties Trust, Inc.	1,384,409
91,800	Luminent Mortgage Capital, Inc.	975,834
245,000	MFA Mortgage Investments, Inc.	1,705,200
27,000	MortgageIT Holdings, Inc.	530,010
18,000	New Century Financial Corp.	942,840
10,000	Redwood Trust, Inc.	543,000
459,000	Saxon Capital, Inc.	7,385,310
115,000	Thornburg Mortgage, Inc.	3,413,200

		18,702,003

	Savings and Loans - Savings Banks - Central — 3.3%
160,000	Capitol Federal Financial	5,760,000
49,174	First Place Financial Corp.	1,090,188
137,843	HMN Financial, Inc.	4,355,839
161,900	MAF Bancorp, Inc.	7,141,408
16,100	TierOne Corp.	467,061

		18,814,496

	Savings and Loans - Savings Banks - East — 21.5%
235,676	Bancorp Rhode Island, Inc.	8,778,931	†
8,400	Berkshire Hills Bancorp, Inc.	284,760
226,754	Brookline Bancorp, Inc.	3,630,332
571,497	Dime Community Bancshares, Inc.	9,269,681
107,461	Flushing Financial Corp.	2,035,311
32,576	Harleysville Savings Financial Corp.	570,080
101,908	Hingham Institution for Savings	4,276,060	†
2,648,156	Hudson City Bancorp, Inc.	31,327,685
191,964	Independence Community Bank Corp.	7,104,588
126,339	MASSBANK Corp.	4,327,111
95,020	New York Community Bancorp, Inc.	1,744,567
14,520	Pamrapo Bancorp, Inc.	319,440
271,675	Parkvale Financial Corp.	8,123,083
156,925	PennFed Financial Services, Inc.	2,976,867
163,250	People’s Bank	5,112,990
565,000	Sovereign Bancorp, Inc.	13,554,350
89,987	TF Financial Corp.	2,519,636
97,678	WSFS Financial Corp.	5,593,042
276,838	Yardville National Bancorp	10,024,304

		121,572,818

	Savings and Loans - Savings Banks - South — 6.2%
735,163	BankUnited Financial Corp., Class A	19,408,303
803,740	Franklin Bank Corp.*	14,764,704
44,800	Greenville First Bancshares, Inc.*	931,392

		35,104,399

	Savings and Loans - Savings Banks - West — 40.2%
457,100	Banner Corp.	13,374,746
47,000	Beverly Hills Bancorp, Inc.	501,490
1,080,000	Commercial Capital Bancorp, Inc.	21,427,200
441,000	Downey Financial Corp.	34,151,041
44,320	First PacTrust Bancorp, Inc.	1,173,150
583,000	FirstFed Financial Corp.*	36,425,841
63,485	Harrington West Financial Group, Inc.	1,039,884
340,701	ITLA Capital Corp.*	19,757,251	†
241,250	Pacific Premier Bancorp, Inc.*	2,846,750
582,000	PFF Bancorp, Inc.	18,007,080
582,000	Sterling Financial Corp.*	22,715,460
1,253,560	Washington Federal, Inc.	29,170,341
465,000	Westcorp	26,946,750

		227,536,984

	Total Common Stocks (Cost $346,533,048)	485,674,129

PAR

	REPURCHASE AGREEMENTS — 14.4%
$81,317,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $81,338,685 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $82,972,194 (Cost $81,317,000)	81,317,000

	Total Investments — 100.2% (Cost $427,850,048)	566,991,129
	Liabilities Less Other Assets — (0.2%)	(938,568)

	Net Assets — 100.0%	$566,052,561

*	Non-income producing security
N.M.	Not Meaningful
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Fund
Portfolio of Investments
July 31, 2005
(unaudited)

SHARES					VALUE

	COMMON STOCKS — 87.9%
	Beverages — 0.8%
160,800	Coca-Cola Bottling Co. Consolidated				$8,459,688

	Biotechnology and Drugs — 0.8%
686,700	Bradley Pharmaceuticals, Inc.*				7,759,710

	Capital Goods - Miscellaneous — 1.9%
517,300	Briggs & Stratton Corp.				19,331,501

	Casinos and Gaming — 26.5%
1,600,000	Alliance Gaming Corp.*				24,496,000
380,100	Argosy Gaming Co.*				17,784,879
135,315	Florida Gaming Corp.*				1,690,084
20,000	International Game Technology				547,200
212,300	Isle of Capri Casinos, Inc.*				5,944,400
142,500	Magna Entertainment Corp., Class A*				981,825
992,000	Monarch Casino & Resort, Inc.*				19,542,400	†
4,100,000	Penn National Gaming, Inc.*				146,575,000
1,361,407	Pinnacle Entertainment, Inc.*				29,406,391
157,500	Shuffle Master, Inc.*				4,225,725
250,000	Station Casinos, Inc.				18,362,500
24,634	The Sands Regent*				251,267

					269,807,671

	Communication Services — 9.2%
3,100,000	American Tower Corp., Class A*				71,238,000
281,750	SpectraSite, Inc.*				23,018,975

					94,256,975

	Computer Peripherals — 0.2%
118,500	Metrologic Instruments, Inc.*				2,047,680

	Construction Services — 5.5%
566,666	D.R. Horton, Inc.				23,278,639
600,000	Toll Brothers, Inc.*				33,252,000

					56,530,639

	Construction - Supplies and Fixtures — 3.5%
457,264	American Woodmark Corp.				16,100,265
510,000	Simpson Manufacturing Company, Inc.				19,543,200

					35,643,465

	Consumer Financial Services — 2.3%
873,000	AmeriCredit Corp.*				23,326,560

	Electric Utilities — 2.1%
1,316,400	The AES Corp.*				21,128,220

	Insurance - Miscellaneous — 1.4%
25,000	Brown & Brown, Inc.				1,083,000
393,500	Hilb Rogal and Hobbs Co.				13,335,715

					14,418,715

	Insurance - Property and Casualty — 16.9%
482,200	Allmerica Financial Corp.*				18,805,800
80	Berkshire Hathaway, Inc., Class B*				222,560
95,000	Fairfax Financial Holdings Ltd.				16,631,650
61,000	Investors Title Co.				2,200,270
250,000	LandAmerica Financial Group, Inc.				15,670,000
255,400	Markel Corp.*				85,814,400
277,000	Montpelier Re Holdings Ltd.				9,949,840
275,000	PartnerRe Ltd.				17,825,500
75,000	ProAssurance Corp.*				3,222,000
33,600	Triad Guaranty, Inc.*				1,612,464

					171,954,484

	Office Equipment — 1.8%
542,700	Global Imaging Systems, Inc.*				18,809,982

	Oil and Gas Operations — 2.0%
358,919	MarkWest Hydrocarbon, Inc.				9,421,624
211,800	Penn Virginia Corp.				11,426,610

					20,848,234

	Recreational Activities — 0.8%
603,800	Dover Motorsports, Inc.				3,622,800
61,650	Equus Gaming Company L.P.*				54,252
60,000	International Speedway Corp., Class A				3,488,400
19,000	International Speedway Corp., Class B				1,087,750

					8,253,202

	Retail - Apparel — 1.2%
412,500	Aeropostale, Inc.*				12,313,125

	Retail - Specialty — 10.1%
3,000,000	99 Cents Only Stores*				36,810,000
150,000	Advance Auto Parts, Inc.*				10,344,000
1,500,000	CarMax, Inc.*				43,830,000
356,508	O’Reilly Automotive, Inc.*				11,500,948

					102,484,948

	Software and Programming — 0.1%
32,000	MICROS Systems, Inc.*				1,374,400

	Transportation Services — 0.8%
464,997	Dynamex, Inc.*				8,225,797

	Total Common Stocks (Cost $594,844,340)				896,974,996

PAR		RATE		MATURITY

	SHORT-TERM INVESTMENTS — 12.1%
	Commercial Paper — 5.9%
$15,000,000	General Electric Capital Corp.	3.36	%**	9/20/05	14,930,000
15,000,000	HSBC Finance Corp.	3.23	**	8/15/05	14,981,159
15,000,000	Lockhart Funding LLC	3.24	**	8/18/05	14,977,050
15,000,000	Sunbelt Funding Corp.	3.49	**	9/23/05	14,922,929

	Total Commercial Paper (Cost $59,811,138)				59,811,138

	Repurchase Agreements — 6.2%
63,850,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $63,867,027 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $65,149,657 (Cost $63,850,000)				63,850,000

	Total Short-Term Investments (Cost $123,661,138)				123,661,138

	Total Investments — 100.0% (Cost $718,505,478)				1,020,636,134
	Other Assets Less Liabilities — N.M.				380,758

	Net Assets — 100.0%				$1,021,016,892

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
**	This issue shows the rate of discount at time of purchase.
N.M.	Not Meaningful
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry categories.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Large Cap Technology Fund
Portfolio of Investments
July 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 87.8%
	Audio and Video Equipment — 3.9%
16,600	Sony Corp. ADR	$539,666

	Biotechnology and Drugs — 11.9%
1,900	AmerisourceBergen Corp.	136,401
3,175	AstraZeneca PLC ADR	144,272
1,850	Barr Pharmaceuticals, Inc.*	87,727
4,900	Mylan Laboratories, Inc.	85,064
11,125	Novartis AG ADR	541,898
25,075	Schering-Plough Corp.	522,062
2,900	Shire Pharmaceuticals Group PLC ADR	101,500

		1,618,924

	Capital Goods - Miscellaneous — 0.5%
800	Cummins, Inc.	68,352

	Communications Equipment — 8.4%
4,200	Cisco Systems, Inc.*	80,430
3,450	Comverse Technology, Inc.*	87,251
25,200	Motorola, Inc.	533,735
22,025	Nokia Oyj ADR	351,299
2,700	Scientific-Atlanta, Inc.	103,950

		1,156,665

	Communications Services — 3.9%
21,625	SBC Communications, Inc.	528,731

	Computer Hardware — 4.2%
5,300	Apple Computer, Inc.*	226,045
1,580	International Business Machines Corp.	131,867
58,000	Sun Microsystems, Inc.*	222,720

		580,632

	Computer Peripherals — 7.9%
11,050	Canon, Inc. ADR	543,329
22,050	Hewlett-Packard Co.	542,871

		1,086,200

	Computer Services — 1.9%
3,250	Computer Sciences Corp.*	148,785
3,400	NCR Corp.*	118,014

		266,799

	Computer Storage Devices — 5.7%
37,375	EMC Corp.*	511,664
3,231	SanDisk Corp.*	109,272
8,625	Seagate Technology	167,066

		788,002

	Electronic Instruments and Controls — 10.0%
6,400	Advantest Corp. ADR	126,976
8,640	Agilent Technologies, Inc.*	226,714
3,425	American Power Conversion Corp.	96,277
9,237	AU Optronics Corp. ADR*	146,491
3,425	Jabil Circuit, Inc.*	106,826
11,850	LG Philips LCD Company, Ltd. ADR*	272,786
4,300	Molex, Inc.	121,432
26,600	Solectron Corp.*	102,144
2,425	TDK Corp. ADR	167,010

		1,366,656

	Photography — 3.3%
5,250	Eastman Kodak Co.	140,385
10,200	Fuji Photo Film Company, Ltd. ADR	318,444

		458,829

	Scientific and Technical Instruments — 0.5%
3,600	Applera Corp. - Applied Biosystems Group	74,952

	Semiconductors — 22.7%
7,300	Advanced Micro Devices, Inc.*	146,584
6,925	Analog Devices, Inc.	271,460
29,350	Applied Materials, Inc.	541,801
7,067	Freescale Semiconductor, Inc., Class B*	181,975
13,800	Infineon Technologies AG ADR*	135,516
9,400	Intel Corp.	255,116
3,550	KLA-Tencor Corp.	183,535
3,750	Kyocera Corp. ADR	265,125
2,725	Lam Research Corp.*	77,526
11,950	Micron Technology, Inc.*	141,966
5,875	National Semiconductor Corp.	145,171
2,575	Novellus Systems, Inc.*	74,289
15,800	STMicroelectronics N.V.	272,550
12,700	Texas Instruments, Inc.	403,352

		3,095,966

	Software and Programming — 3.0%
4,400	Check Point Software Technologies Ltd.*	99,132
1,900	Electronic Arts, Inc.*	109,440
4,975	Microsoft Corp.	127,410
9,725	Siebel Systems, Inc.	81,690

		417,672

	Total Common Stocks (Cost $11,185,140)	12,048,046

	DEPOSITORY RECEIPTS — 0.7%
500	Biotech HOLDRSsm Trust** (Cost $95,855)	95,880

	EXCHANGE TRADED FUNDS — 1.5%
4,000	streetTRACKS® Morgan Stanley Technology Index Fund (Cost $199,240)	199,480

PAR

	REPURCHASE AGREEMENTS — 14.1%
$1,936,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $1,936,516 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $1,975,408 (Cost $1,936,000)	1,936,000

	Total Investments — 104.1% (Cost $13,416,235)	14,279,406
	Liabilities Less Other Assets — (4.1%)	(565,229)

	Net Assets — 100.0%	$13,714,177

*	Non-income producing security
ADR	American Depository Receipt
**	Represents an undivided beneficial ownership in the Common Stock of a group of specified companies that are involved in various segments of the Biotechnology Industry.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Technology Fund
Portfolio of Investments
July 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 93.7%
	Biotechnology and Drugs — 6.5%
200	Angiotech Pharmaceuticals, Inc.*	$2,696
400	Biosite, Inc.*	22,034
1,100	Connetics Corp.*	20,581
2,000	DepoMed, Inc.*	10,380
700	Digene Corp.*	20,363
700	ImClone Systems, Inc.*	24,290
700	LifeCell Corp.*	15,533
350	New River Pharmaceuticals, Inc.*	12,012
700	Perrigo Co.	9,730
2,000	Santarus, Inc.*	11,040

		148,659

	Broadcasting and Cable TV — 0.5%
300	XM Satellite Radio Holdings, Inc.*	10,689

	Chemical Manufacturing — 1.3%
1,000	Cabot Microelectronics Corp.*	30,070

	Communication Services — 3.6%
2,000	American Tower Corp., Class A*	45,960
600	InPhonic, Inc.*	9,600
1,600	SBA Communications Corp.*	26,544

		82,104

	Communications Equipment — 5.6%
1,000	Arris Group, Inc.*	11,040
900	Brightpoint, Inc.*	21,825
1,300	C-COR, Inc.*	10,829
1,500	Foundry Networks, Inc.*	17,760
3,200	NETGEAR, Inc.*	66,272

		127,726

	Computer Networks — 1.2%
700	Intergraph Corp.*	26,621

	Computer Peripherals — 2.9%
3,000	ATI Technologies, Inc.*	37,770
700	Avid Technology, Inc.*	28,805

		66,575

	Computer Services — 2.0%
2,400	GSI Commerce, Inc.*	44,904

	Computer Storage Devices — 0.8%
750	M-Systems Flash Disk Pioneers Ltd.*	19,388

	Construction Services — 1.1%
1,000	Dycom Industries, Inc.*	24,400

	Electronic Instruments and Controls — 9.3%
600	Avnet, Inc.*	15,708
1,000	AVX Corp.	13,660
1,100	Benchmark Electronics, Inc.*	35,200
900	Celestica, Inc.*	10,485
1,100	Excel Technology, Inc.*	27,390
950	Keithley Instruments, Inc.	13,395
500	Molex, Inc.	14,120
700	Park Electrochemical Corp.	18,438
2,800	Power-One, Inc.*	13,776
700	Technitrol, Inc.	9,058
1,395	Thermo Electron Corp.*	41,655

		212,885

	Medical Equipment and Supplies — 20.3%
425	Advanced Neuromodulation Systems, Inc.*	21,267
550	AngioDynamics, Inc.*	13,316
600	Animas Corp.*	12,558
350	ArthroCare Corp.*	12,800
700	Aspect Medical Systems, Inc.*	23,100
350	Cyberonics, Inc.*	13,517
2,400	Diomed Holdings, Inc.*	6,480
200	FoxHollow Technologies, Inc.*	10,258
1,200	Haemonetics Corp.*	50,676
2,000	Kensey Nash Corp.*	64,439
300	Kyphon, Inc.*	12,192
2,000	Merit Medical Systems, Inc.*	34,460
600	NuVasive, Inc.*	11,226
11,900	Orthovita, Inc.*	50,456
2,000	Quinton Cardiology Systems, Inc.*	17,900
1,500	SonoSite, Inc.*	50,250
4,000	TriPath Imaging, Inc.*	35,160
900	Wright Medical Group, Inc.*	23,274

		463,329

	Scientific and Technical Instruments — 1.4%
750	Gen-Probe, Inc.*	33,068

	Semiconductors — 22.0%
2,100	Actel Corp.*	32,508
3,700	Atheros Communications, Inc.*	39,849
2,200	Chartered Semiconductor Manufacturing ADR*	17,006
1,400	Exar Corp.*	22,295
1,200	FormFactor, Inc.*	31,368
400	Genesis Microchip, Inc.*	9,936
2,500	Helix Technology Corp.	45,162
3,300	Integrated Silicon Solution, Inc.*	28,463
1,300	International Rectifier Corp.*	61,164
3,900	LTX Corp.*	25,779
1,300	MEMC Electronic Materials, Inc.*	22,087
2,000	Mykrolis Corp.*	32,600
1,000	Power Integrations, Inc.*	23,100
1,300	Rudolph Technologies, Inc.*	19,812
2,000	Semtech Corp.*	36,720
1,250	Standard Microsystems Corp.*	31,825
700	Tessera Technologies, Inc.*	24,584

		504,258

	Software and Programming — 15.2%
2,000	Activision, Inc.*	40,680
1,200	BEA Systems, Inc.*	10,872
6,000	Compuware Corp.*	50,580
900	FileNet Corp.*	25,443
1,800	Informatica Corp.*	19,026
600	KONAMI Corp. ADR	12,924
1,000	Manhattan Associates, Inc.*	20,700
1,500	MatrixOne, Inc.*	7,410
400	MicroStrategy, Inc., Class A*	30,860
500	Motive, Inc.*	3,590
1,400	RSA Security, Inc.*	18,130
2,700	Secure Computing Corp.*	33,372
2,000	Sybase, Inc.*	42,560
900	Symantec Corp.*	19,773
300	Verint Systems, Inc.*	11,694

		347,614

	Total Common Stocks (Cost $1,951,647)	2,142,290

PAR

	REPURCHASE AGREEMENTS — 12.6%
$287,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $287,077 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $292,842 (Cost $287,000)	287,000

	Total Investments — 106.3% (Cost $2,238,647)	2,429,290
	Payable for Investment Securities Purchased — (7.3%)	(165,829)
	Assets Less Other Liabilities — 1.0%	21,231

	Net Assets — 100.0%	$2,284,692

*	Non-income producing security
ADR	American Depository Receipt

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2005
(unaudited)

			PERCENT OF
SHARES		VALUE	NET ASSETS

	COMMON STOCKS — 98.99%
318,400	National Grid Transco PLC ADR	$14,948,879	4.99%
484,850	E.ON AG ADR	14,933,379	4.98
544,050	TransCanada Corp.	14,879,767	4.97
514,550	Enbridge, Inc.	14,839,621	4.96
501,650	Duke Energy Corp.	14,818,740	4.95
345,650	KeySpan Corp.	14,064,498	4.70
330,025	PG&E Corp.	12,418,840	4.15
982,700	El Paso Corp.	11,792,399	3.94
156,750	Dominion Resources, Inc.	11,577,555	3.87
544,550	The Williams Companies, Inc.	11,566,242	3.86
447,850	NiSource, Inc.	10,878,277	3.63
137,350	Public Service Enterprise Group, Inc.	8,831,605	2.95
121,775	Questar Corp.	8,546,170	2.85
304,033	Southern Union Co.*	7,734,600	2.58
180,700	AGL Resources, Inc.	6,947,915	2.32
231,350	Atmos Energy Corp.	6,746,166	2.25
112,125	Consolidated Edison, Inc.	5,399,940	1.80
154,400	ONEOK, Inc.	5,396,280	1.80
218,100	Piedmont Natural Gas Company, Inc.	5,391,432	1.79
98,825	Exelon Corp.	5,289,114	1.77
121,150	Nicor, Inc.	4,945,343	1.65
68,400	Equitable Resources, Inc.	4,859,820	1.62
134,800	WGL Holdings, Inc.	4,643,860	1.55
147,350	National Fuel Gas Co.	4,479,440	1.50
316,300	CenterPoint Energy, Inc.	4,345,962	1.45
155,700	Energy East Corp.	4,339,359	1.45
94,775	Peoples Energy Corp.	4,089,541	1.37
135,425	Vectren Corp.	3,924,617	1.31
81,300	Cinergy Corp.	3,589,395	1.20
76,125	DTE Energy Co.	3,577,875	1.19
81,250	Northwest Natural Gas Co.	3,135,438	1.05
86,775	Energen Corp.	3,045,803	1.02
107,650	Southwest Gas Corp.	2,882,867	0.96
61,000	New Jersey Resources Corp.	2,882,860	0.95
133,550	Xcel Energy, Inc.	2,592,206	0.87
35,450	Constellation Energy Group, Inc.	2,134,445	0.71
134,500	CMS Energy Corp.*	2,130,480	0.71
52,475	Wisconsin Energy Corp.	2,106,871	0.70
37,275	Ameren Corp.	2,073,236	0.69
69,010	South Jersey Industries, Inc.	2,026,824	0.68
66,000	MDU Resources Group, Inc.	2,026,200	0.68
36,375	Southwestern Energy Co.*	2,004,626	0.67
57,500	The Laclede Group, Inc.	1,879,675	0.63
80,000	Puget Energy, Inc.	1,870,400	0.62
58,475	UGI Corp.	1,715,657	0.57
30,452	NorthWestern Corp.	962,283	0.32
30,400	NSTAR	922,032	0.31
30,725	Alliant Energy Corp.	894,098	0.30
14,605	WPS Resources Corp.	843,585	0.28
43,425	TECO Energy, Inc.	823,338	0.27
37,675	Northeast Utilities	813,027	0.27
199,050	Aquila, Inc.*	740,466	0.25
11,075	PPL Corp.	681,999	0.23
21,525	PNM Resources, Inc.	632,620	0.21
22,336	EnergySouth, Inc.	617,814	0.21
78,275	SEMCO Energy, Inc.*	526,791	0.18
26,875	Avista Corp.	511,700	0.17
13,444	MGE Energy, Inc.	497,831	0.17
9,500	CH Energy Group, Inc.	466,925	0.16
13,090	Chesapeake Utilities Corp.	406,183	0.14
5,200	Entergy Corp.	405,288	0.14
16,491	Pepco Holdings, Inc.	393,640	0.13
9,295	Delta Natural Gas Company, Inc.	269,462	0.09
6,505	UniSource Energy Corp.	209,786	0.07
11,250	Sierra Pacific Resources*	146,025	0.05
5,225	RGC Resources, Inc.	136,634	0.05
2,075	Black Hills Corp.	82,751	0.03
6,691	Energy West, Inc.*	60,219	0.02
1,200	ALLETE, Inc.	57,984	0.02
1,400	Corning Natural Gas Corp.*	20,846	0.01

	Total Common Stocks (Cost $142,164,604)	296,427,546	98.99

PAR

	REPURCHASE AGREEMENTS — 0.92%
$2,766,000	With Mizuho Securities, Inc. dated 7/29/05 at 3.2% to be repurchased at $2,766,738 on 8/1/05, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 9.25%, maturities ranging from 2/15/16 to 11/15/16, total value $2,822,301 (Cost $2,766,000)	2,766,000	0.92

	Total Investments (Cost $144,940,604)	299,193,546	99.91
	Other Assets Less Liabilities	273,397	0.09

	Net Assets	$299,466,943	100.00%

*	Non-income producing security
ADR	American Depository Receipt

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Fund for Government Investors
Portfolio of Investments
July 31, 2005
(unaudited)

				MATURITY
PAR		RATE		DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 97.6%
$3,000,000	Federal Home Loan Bank Bond	3.25	%*	8/15/05	$3,000,049
1,500,000	Federal Home Loan Bank Discount Bond	1.50	*	8/26/05	1,498,058
4,385,000	Federal Home Loan Bank Discount Bond	1.735	*	8/26/05	4,380,189
3,000,000	Federal Home Loan Bank Discount Bond	2.52	*	12/9/05	2,991,752
24,000,000	Federal Home Loan Bank Discount Note	3.16	*	8/5/05	23,991,573
20,000,000	Federal Home Loan Bank Discount Note	3.09	*	8/10/05	19,984,550
20,000,000	Federal Home Loan Bank Discount Note	3.14	*	8/24/05	19,959,878
20,000,000	Federal Home Loan Bank Discount Note	3.19	*	8/31/05	19,946,833
10,000,000	Federal Home Loan Bank Discount Note	3.26	*	9/7/05	9,966,494
10,000,000	Federal Home Loan Bank Discount Note	3.36	*	10/5/05	9,939,333
20,000,000	Federal Home Loan Bank Discount Note	3.5	*	10/26/05	19,832,778
25,000,000	Federal Home Loan Bank Step Bond	2.75	^	8/18/05	25,000,000
8,000,000	Federal Home Loan Bank Step Bond	3.0	^	8/23/05	8,000,000
13,150,000	Federal Home Loan Bank Step Bond	3.4	^	8/24/05	13,150,000
25,000,000	Federal Home Loan Bank Step Bond	3.25	^	9/14/05	25,000,000
1,000,000	Federal Home Loan Bank Step Bond	3.25	^	9/23/05	999,329
8,555,000	Federal Home Loan Bank Step Bond	2.85	^	9/30/05	8,553,127
30,000,000	Federal Home Loan Bank Step Bond	3.15	^	10/20/05	30,000,000
2,800,000	Federal Home Loan Bank Step Bond	3.5	^	10/21/05	2,800,000
2,000,000	Federal National Mortgage Association	3.31	**	8/17/05	1,999,976

	Total Investments — 97.6% (Amortized Cost $250,993,919)†				250,993,919
	Other Assets Less Liabilities — 2.4%				6,219,687

	Net Assets — 100.0%				$257,213,606

*	These issues show the rate of discount at time of purchase.
^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes. The maturity date shown is the next reset date or maturity date, whichever is shorter.
**	Indexed security — The rates of interest earned on this security are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is as of July 31, 2005.
†	Same cost is used for Federal income tax purposes.

Weighted Average Maturity of Portfolio: 39 Days

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Maryland Tax-Free Portfolio
Portfolio of Investments
July 31, 2005
(unaudited)

				MATURITY
PAR		RATING [1]	RATE	DATE		VALUE

$95,000	Anne Arundel County GO	AA+	4.125%	3/1/19		$95,891
1,230,000	Anne Arundel County PCR Baltimore Gas and Electric Co. Project	BBB+	6.0	4/1/24		1,259,237
500,000	Anne Arundel County Solid Waste Project GO	AA+	5.5	9/1/15		516,580
335,000	Baltimore County GO	AAA	5.0	6/1/19		361,063
1,000,000	Baltimore, MD Public Improvement, Series A	AAA	5.5	10/15/06	[2]	1,051,920
500,000	Baltimore, MD GO, Series C	AAA	5.5	10/15/15		574,940
100,000	Baltimore, MD School Board Commissioners, Series A	AA+	5.0	5/1/18		107,910
400,000	Baltimore, MD Port Facility Revenue	AA-	6.5	12/1/10		405,364
500,000	Baltimore, MD Wastewater Project, Series A	AAA	6.0	7/1/15		587,860
500,000	Baltimore, MD Wastewater Project, Series A	AAA	5.125	7/1/42		524,420
300,000	Frederick County Public Facilities GO	AA	5.25	7/1/09	[2]	325,659
500,000	Howard County Public Improvement GO	AAA	5.5	2/15/08	[2]	535,540
500,000	Howard County Housing Opportunity MFH Development	Baa1*	4.9	7/1/24		507,605
	Maryland State Community Development Administration Department of Housing and Community Development
275,000	Infrastructure Series A	Aaa*	5.0	6/1/21		291,632
115,000	MFH Insured Mortgage Loan, Series A	Aa2*	5.3	5/15/22		120,045
250,000	MFH Insured Mortgage Loan, Series B	Aa2*	5.5	5/15/21		260,893
500,000	Residential Series B	Aa2*	5.15	3/1/08		512,085
250,000	Residential Series B	Aa2*	5.375	9/1/22		254,820
360,000	Residential Series E	Aa2*	5.7	9/1/17		374,054
160,000	Series A	Aa2*	4.85	7/1/24		160,982
500,000	SFH Series 2	Aa2*	5.0	4/1/17		509,090
	Maryland State Industrial Development Financing Authority Economic Revenue
10,000	Series 1-11	A-	7.125	7/1/06		10,037
1,000,000	Our Lady of Good Counsel, Schedule A	NR	6.0	5/1/35		1,026,830
	Maryland State Stadium Authority Lease Revenue
1,000,000	Convention Center Expansion	AAA	5.875	12/15/13		1,022,660
500,000	Ocean City Convention Center	AA+	5.375	12/15/15		509,625
500,000	Sports Facilities	AAA	5.55	3/1/13		512,500
	Maryland State Economic Development Corp.
750,000	Department of Transportation Headquarters	AA+	5.375	6/1/19		830,933
500,000	Morgan State University, Series A	Baa3*	6.0	7/1/22		525,665
350,000	University of Maryland, Series A	Baa3*	5.75	10/1/33		366,671
	Maryland State Health and Higher Education Facilities Authority
400,000	Board of Child Care	A	4.75	7/1/14		418,684
500,000	Frederick Memorial Hospital	AAA	5.25	7/1/13		548,045
500,000	Good Samaritan Hospital	NR	5.7	7/1/09		535,865
250,000	Greater Baltimore Medical Center	A+	5.0	7/1/20		258,250
250,000	Hebrew Home of Greater Washington	BBB+	5.6	1/1/20		263,875
1,000,000	Hebrew Home of Greater Washington	BBB+	5.8	1/1/32		1,064,220
1,030,000	Helix Health	AAA	5.0	7/1/27		1,114,429
900,000	Johns Hopkins	AA-	5.0	5/15/26		930,969
500,000	Johns Hopkins	AA-	5.125	11/15/34		526,675
1,000,000	Johns Hopkins	AA	6.0	7/1/09	[2]	1,112,920
250,000	Kennedy Krieger Issue	Baa2*	4.875	7/1/18		254,838
500,000	Kennedy Krieger Issue	Baa2*	5.5	7/1/33		524,470
1,205,000	Loyola College	AAA	5.5	10/1/16		1,263,069
250,000	MedStar Health	BBB	4.375	8/15/13		252,443
250,000	MedStar Health	BBB	5.5	8/15/33		260,283
500,000	Sheppard Pratt, Series A	A-	5.25	7/1/35		520,655
500,000	Suburban Hospital, Series A	A	5.5	7/1/16		552,580
	Maryland State Transportation Authority
500,000	BWI Airport	AAA	5.25	3/1/12		540,320
200,000	BWI Airport	Aa2*	2.03	8/4/05	[3]	200,000
250,000	BWI Airport	AAA	5.25	3/1/14		269,235
1,000,000	Maryland Water Quality Financing Administration Revolving Loan Fund Revenue, Series A	AA	6.0	9/1/15		1,002,750
600,000	Montgomery County Economic Development Trinity Health Group	AA-	5.125	12/1/22		629,844
475,000	Montgomery County GO, Series A	AAA	5.0	5/1/09	[2]	511,062
500,000	Montgomery County GO, Series A	AAA	5.0	5/1/09	[2]	537,960
300,000	Morgan State University Academic Revenue, Series A	AAA	5.0	7/1/20		320,793
	Northeast Maryland Waste Disposal Authority Revenue
250,000	Montgomery County Resource Recovery Revenue	A2*	6.0	7/1/06		256,228
100,000	Harford County Resource Recovery Revenue	AAA	2.02	8/3/05	[3]	100,000
250,000	Harford County Resource Recovery Revenue	AAA	5.25	3/15/14		264,668
100,000	Prince George’s County Construction Public Improvement	AAA	5.5	10/1/09	[2]	109,766
1,000,000	Prince George’s County GO, Series A	AAA	5.25	3/15/07	[2]	1,047,990
40,000	Prince George’s County SFH Mortgage Revenue FHLMC/FNMA/GNMA Collateral, Series A	AAA	5.55	12/1/33		41,380
1,250,000	Prince George’s County PCR Potomac Electric Project	A-	5.75	3/15/10		1,374,475
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B	BBB+	5.0	7/1/41		260,710
500,000	Puerto Rico Commonwealth Public Improvement, Series A	A-	5.5	7/1/18		570,155
150,000	Puerto Rico Electric Power Authority, Capital Appreciation	A-	0.0 [4]	7/1/17		87,711
80,000	Puerto Rico Electric Power Authority Revenue	AAA	5.0	7/1/19		89,835
315,000	Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G	A-	5.25	7/1/13		345,127
500,000	Puerto Rico Public Finance Corporation, Series A	AAA	5.0	8/1/11	[2]	545,035
	University of Maryland System Auxiliary Facility and Tuition Revenue
1,000,000	Series A	AA	5.6	4/1/06	[2]	1,028,590
250,000	Series A	AA	5.125	4/1/07	[2]	261,748
265,000	Series A	AA	5.0	4/1/08	[2]	278,448
500,000	Washington DC Metropolitan Area Transit Authority Revenue	AAA	6.0	7/1/10		563,384
1,000,000	Washington Surburban Sanitation District GO	AAA	5.0	6/1/09	[2]	1,068,409

	Total Investments — 98.2% (Cost $34,954,668)					36,850,404
	Other Assets Less Liabilities — 1.8%					685,120

	Net Assets — 100.0%					$37,535,524

[1]	All ratings are Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterick (*), are rated by Moody’s Investors Services (“Moody’s”).
[2]	Date represents pre-refunded date.
[3]	Variable Rate Demand Note. Date Represents next rate adjustment.
[4]	Zero Coupon Bond
GO	General Obligation
MFH	Multi-Family Housing
NR	Not Rated
PCR	Pollution Control Revenue
SFH	Single Family Housing

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Virginia Tax-Free Portfolio
Portfolio of Investments
July 31, 2005
(unaudited)

				MATURITY
PAR		RATING [1]	RATE	DATE		VALUE

$650,000	Albermarle County, VA IDA Martha Jefferson Hospital	A2*	5.25%	10/1/15		$702,741
500,000	Alexandria, VA Construction Public Improvement	AAA	5.75	6/15/10	[2]	559,620
250,000	Alexandria, VA IDA Educational Facilities Episcopal High School	A1*	5.0	1/1/29		260,255
115,000	Alexandria, VA Redevelopment and Housing Authority	A	5.5	1/1/29		115,974
350,000	Arlington County GO	AAA	5.25	2/1/12	[2]	385,735
350,000	Arlington County IDA MFH Arna Valley View Apartments	Aaa*	4.85	6/1/12		366,114
500,000	Arlington County IDA MFH Colonial Village Apartments	AAA	5.15	11/1/31		520,395
200,000	Chesterfield County IDA PCR	BBB+	5.875	6/1/17		221,580
50,000	Chesterfield County IDA Lease Revenue	AA+	4.75	11/1/16		52,209
650,000	Fairfax County IDA Revenue Inova Health System Hospitals	AA+	5.25	8/15/19		704,262
230,000	Fairfax County IDA Revenue Inova Health System Hospitals	AA+	5.0	8/15/23		250,659
100,000	Fairfax County IDA Revenue Inova Health System Project	AAA	5.0	8/15/13		109,617
50,000	Fairfax County Sewer Revenue	AAA	5.875	7/15/06	[2]	52,444
260,000	Fairfax County Water Authority Revenue	AAA	5.0	4/1/07	[2]	274,175
800,000	Fairfax County Water Authority Revenue	AAA	5.8	1/1/16		885,672
140,000	Fairfax County Water Authority Revenue	AAA	5.0	4/1/16		147,092
100,000	Fairfax County Water Authority Revenue	AAA	5.0	4/1/21		111,673
630,000	Fairfax County Water Authority Revenue	AAA	6.0	4/1/22		670,874
705,000	Frederick County IDA Lease Revenue Government Complex Facilities	Aaa*	5.0	12/1/14		779,046
250,000	Fredericksburg, VA IDA Student Housing Revenue Mary Washington College Apartments Project	Baa2*	5.35	4/1/29		255,103
350,000	Halifax County IDA Hospital Revenue Halifax Regional Hospital, Inc.	A	5.0	9/1/11		374,161
300,000	Hampton Roads Regional Jail Authority, Series A	AAA	5.5	7/1/06	[2]	313,161
1,000,000	Hanover County GO	AA	5.4	7/15/16		1,042,700
120,000	Henrico County, VA IDA Revenue Educational Facilities-Collegiate Schools	A-	5.1	10/15/29		124,763
250,000	Henrico County, VA Economic Development Authority Revenue Bon Secours Health Systems, Inc.	A-	5.6	11/15/30		263,880
500,000	Loudoun County GO, Series B	AA+	5.25	12/1/14		564,850
500,000	Loudoun County, VA IDA Revenue Howard Hughes Medical Institute, Series F	AAA	2.08	8/3/05	[3]	500,000
245,000	Metropolitan Washington DC Airport Authority System, Series D	AAA	5.375	10/1/18		263,571
335,000	Metropolitan Washington DC Airport Authority System, Series D	AAA	5.375	10/1/19		359,964
500,000	Montgomery County IDA, Series C	AAA	5.125	1/15/19		532,185
500,000	Newport News, VA GO	AA	5.75	1/15/07	[2]	530,415
500,000	Newport News, VA GO	AA	5.0	3/1/18		525,810
500,000	Norfolk, VA Water Revenue	AAA	5.75	11/1/12		513,525
500,000	Norfolk, VA Water Revenue	AAA	5.875	11/1/15		513,615
500,000	Prince William County Service Authority Water and Sewer System Revenue	AAA	5.5	7/1/09	[2]	547,330
250,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series W	A	5.5	7/1/13		278,978
215,000	Puerto Rico Commonwealth GO, Public Improvement, Series A	A-	5.0	7/1/33		222,660
1,000,000	Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G	A-	5.25	7/1/13		1,095,640
250,000	Puerto Rico Public Finance Corporation Commonwealth, Series A	AAA	5.0	8/1/11	[2]	272,518
200,000	Richmond, VA Metropolitan Authority Expressway Revenue	AAA	5.25	7/15/17		226,614
1,000,000	Richmond, VA Public Utilities Revenue, Series A	AA-	5.25	1/15/18		1,054,020
500,000	Richmond, VA Refunding and Improvement GO, Series A	AAA	5.125	1/15/10	[2]	543,310
300,000	Roanoke, VA GO Public Improvement, Series B	AAA	5.0	10/1/11		323,523
1,000,000	Southeastern Public Servicing Authority, Series B	AAA	5.0	7/1/15		1,107,890
580,000	Suffolk, VA Redevelopment and Housing Authority MFH Village Apartments, Series A	AAA	5.6	2/1/33		612,654
575,000	Upper Occoquan Sewage Authority Revenue, Series A	AAA	5.15	7/1/20		651,481
50,000	Virginia Beach, VA Development Authority Revenue General Hospital Project	AAA	5.125	2/15/18		55,658
1,075,000	Virginia Beach, VA Public Improvement GO	AA+	5.0	8/1/08	[2]	1,145,972
250,000	Virginia Beach, VA Public Improvement GO, Series B	AA+	5.0	5/1/20		276,538
50,000	Virginia Beach, VA Development Authority Revenue Town Center Project, Series A	AA	4.25	8/1/13		51,681
100,000	Virginia Beach, VA Development Authority Lease Revenue Social Services Facility	AAA	5.0	12/1/17		107,864
250,000	Virginia Commonwealth Transportation Board Revenue U.S. Route 58 Corridor Development	AA+	5.5	5/15/09	[2]	273,570
	Virginia Housing Development Authority Revenue Rental Housing
100,000	Series L	AAA	5.35	2/1/09		104,362
80,000	Series H	AAA	5.25	11/1/10		83,546
500,000	Series N	AAA	5.125	1/1/15		526,025
300,000	Virginia MFH Development Authority, Series G	AA+	5.0	11/1/13		312,783
100,000	Virginia Port Authority Commonwealth Revenue	AA+	5.9	7/1/06	[2]	103,676
350,000	Virginia Public School Authority Revenue, Series A	AA+	5.0	8/1/08	[2]	373,106
750,000	Virginia State GO	AAA	5.25	6/1/09	[2]	808,027
350,000	Winchester, VA Public Improvement	AA	5.625	6/1/10	[2]	390,176

	Total Investments — 98.7% (Cost $24,058,339)					25,397,442
	Other Assets Less Liabilities — 1.3%					347,330

	Net Assets — 100.0%					$25,744,772

[1]	All ratings are by Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterick (*), are rated by Moody’s Investors Services (“Moody’s”).
[2]	Date represents pre-refunded date.
[3]	Variable Rate Demand Note. Date represents next rate adjustment.
GO	General Obligation
IDA	Industrial Development Authority
MFH	Multi-Family Housing
PCR	Pollution Control Revenue

See Accompanying Notes to Portfolios of Investments

The FBR Funds
Notes to Portfolios of Investments
July 31, 2005 (unaudited)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. The securities of the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio are valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Options — Each Fund, except the Gas Utility Index Fund, Fund for Government Investors, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio, may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. The Funds had no outstanding options at July 31, 2005.

Repurchase Agreements — The Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, Large Cap Technology Fund, Small Cap Technology Fund and Gas Utility Index Fund (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust’s Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Securities Lending — With respect to the Equity Funds and the Fund for Government Investors, each may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at July 31, 2005.

2.   FEDERAL TAX INFORMATION

As of July 31, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Large Cap Financial Fund	$25,708,691	$5,255,298	$(337,712)	$4,917,586
Small Cap Financial Fund	428,314,063	148,796,403	(10,119,337)	138,677,066
Small Cap Fund	718,505,478	316,817,346	(14,686,690)	302,130,656
Large Cap Technology Fund	13,462,642	1,103,930	(287,166)	816,764
Small Cap Technology Fund	2,248,207	233,370	(52,287)	181,083
Gas Utility Index Fund	184,918,596	119,277,661	(5,002,711)	114,274,950
Fund for Government Investors	250,993,919	—	—	—
Maryland Tax-Free Portfolio	34,954,668	1,900,208	(4,472)	1,895,736
Virginia Tax-Free Portfolio	24,058,339	1,344,827	(5,724)	1,339,103

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	September 27, 2005

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	September 27, 2005

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	September 27, 2005

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds